Geographic and Other Information - Schedule of Tangible Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Geographic Information [Line Items]
Long lived assets	$ 85,925	$ 92,275
United States
Geographic Information [Line Items]
Long lived assets	80,967	87,301
International
Geographic Information [Line Items]
Long lived assets	$ 4,958	$ 4,974